AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 58.8%
	AEROSPACE/DEFENSE — 1.8%
260	Curtiss-Wright Corp.	$47,752
365	HEICO Corp.	64,583
180	Lockheed Martin Corp.	82,868
145	TransDigm Group, Inc.	129,655

		324,858
	AGRICULTURE — 0.4%
1,735	Altria Group, Inc.	78,596

	AUTO MANUFACTURERS — 3.6%
600	Cummins, Inc.	147,096
1,890	Tesla, Inc.*	494,745

		641,841
	BANKS — 0.9%
4,000	Westamerica BanCorp	153,200

	BIOTECHNOLOGY — 3.2%
2,035	CRISPR Therapeutics A.G.*,1	114,245
5,235	Editas Medicine, Inc.*	43,084
1,960	Gilead Sciences, Inc.	151,057
2,735	Incyte Corp.*	170,254
740	Moderna, Inc.*	89,910

		568,550
	BUILDING MATERIALS — 2.0%
940	Eagle Materials, Inc.	175,235
2,715	Gibraltar Industries, Inc.*	170,828

		346,063
	COMMERCIAL SERVICES — 2.8%
680	Automatic Data Processing, Inc.	149,457
785	Block, Inc.*	52,257
760	CorVel Corp.*	147,060
4,815	PROG Holdings, Inc.*	154,658

		503,432
	COMPUTERS — 5.5%
2,520	Apple, Inc.	488,805
800	International Business Machines Corp.	107,048
630	Leidos Holdings, Inc.	55,742
8,690	Western Digital Corp.*	329,612
		981,207

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 0.4%
2,560	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	$64,000

	ELECTRIC — 0.6%
3,240	Brookfield Renewable Corp. - Class A1	102,125

	ELECTRONICS — 2.8%
1,435	Garmin Ltd.[1]	149,656
555	Hubbell, Inc.	184,016
1,330	OSI Systems, Inc.*	156,714

		490,386
	ENERGY-ALTERNATE SOURCES — 1.6%
1,720	Canadian Solar, Inc.*,1	66,547
395	First Solar, Inc.*	75,085
1,625	JinkoSolar Holding Co., Ltd. - ADR*,1	72,117
2,715	SunPower Corp.*	26,607
3,915	TPI Composites, Inc.*	40,599

		280,955
	HEALTHCARE-PRODUCTS — 3.5%
1,025	Edwards Lifesciences Corp.*	96,688
955	Globus Medical, Inc. - Class A*	56,861
945	Haemonetics Corp.*	80,457
510	Intuitive Surgical, Inc.*	174,389
690	Lantheus Holdings, Inc.*	57,905
5,845	Pacific Biosciences of California, Inc.*	77,739
330	Teleflex, Inc.	79,870

		623,909
	INSURANCE — 4.3%
1,210	Aflac, Inc.	84,458
460	American Financial Group, Inc.	54,625
1,310	Arch Capital Group Ltd.*,1	98,054
330	Erie Indemnity Co. - Class A	69,303
1,835	Essent Group Ltd.[1]	85,878
1,015	Hartford Financial Services Group, Inc.	73,100
230	Kinsale Capital Group, Inc.	86,066
2,505	Old Republic International Corp.	63,051
445	Primerica, Inc.	88,003
490	RLI Corp.	66,870

		769,408
	INTERNET — 4.1%
55	Booking Holdings, Inc.*	148,518
1,450	Expedia Group, Inc.*	158,616

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
1,395	JD.com, Inc. - ADR[1]	$47,611
670	Meta Platforms, Inc. - Class A*	192,277
390	Netflix, Inc.*	171,791

		718,813
	MISCELLANEOUS MANUFACTURING — 0.7%
1,185	3M Co.	118,607

	OIL & GAS — 0.1%
40	Valero Energy Corp.	4,692
368	Vitesse Energy, Inc.	8,243

		12,935
	REITS — 1.2%
410	Alexandria Real Estate Equities, Inc. - REIT	46,531
505	Digital Realty Trust, Inc. - REIT	57,504
80	Equinix, Inc. - REIT	62,715
5,200	Hudson Pacific Properties, Inc. - REIT	21,944
1,090	SL Green Realty Corp. - REIT	32,755

		221,449
	RETAIL — 3.5%
470	AutoNation, Inc.*	77,367
265	Costco Wholesale Corp.	142,671
175	Lithia Motors, Inc.	53,219
240	Murphy USA, Inc.	74,666
170	O'Reilly Automotive, Inc.*	162,401
40	Penske Automotive Group, Inc.	6,665
220	Ulta Beauty, Inc.*	103,531

		620,520
	SEMICONDUCTORS — 8.7%
1,075	Applied Materials, Inc.	155,380
520	ASML Holding N.V.[1]	376,870
175	Lam Research Corp.	112,500
1,185	NVIDIA Corp.	501,279
625	QUALCOMM, Inc.	74,400
1,615	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	162,986
845	Texas Instruments, Inc.	152,117

		1,535,532
	SOFTWARE — 5.5%
315	Adobe, Inc.*	154,032
1,315	Electronic Arts, Inc.	170,555
875	Manhattan Associates, Inc.*	174,895

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
1,370	Microsoft Corp.	$466,540

		966,022
	TELECOMMUNICATIONS — 1.6%
7,670	Juniper Networks, Inc.	240,301
2,155	SK Telecom Co., Ltd. - ADR[1]	42,044
		282,345
	TOTAL COMMON STOCKS
	(Cost $9,349,313)	10,404,753
	EXCHANGE-TRADED FUNDS — 18.1%
41,840	AGF U.S. Market Neutral Anti-Beta Fund - Class B - ETF	784,918
4,425	Direxion Daily S&P 500 Bull 3X - ETF	398,162
8,245	iShares 7-10 Year Treasury Bond ETF - ETF	796,467
1	iShares MSCI Japan ETF - ETF	62
2	iShares MSCI United Kingdom ETF - ETF	65
8,400	ProShares UltraPro S&P 500 - Class USD - ETF	397,992
2,370	SPDR Dow Jones Industrial Average ETF Trust - ETF	814,924
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,047,201)	3,192,590
	MUTUAL FUNDS — 0.4%
	INVESTMENT COMPANIES — 0.4%
5,245	Horizon Technology Finance Corp.	63,359
	TOTAL MUTUAL FUNDS
	(Cost $64,272)	63,359

	SHORT-TERM INVESTMENTS — 23.6%
4,178,607	Fidelity Investments Money Market Government Portfolio - Class I, 4.92%[2,3]	4,178,607
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,178,607)	4,178,607

	TOTAL INVESTMENTS — 100.9%
	(Cost $16,639,393)	17,839,309

	Liabilities in Excess of Other Assets — (0.9)%	(157,560)
	TOTAL NET ASSETS — 100.0%	$17,681,749

REIT – Real Estate Investment Trusts

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2023, the aggregate value of those securities was $1,322,415, representing 7.5% of net assets.
3	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	2.57% (OBRF01* - Spread)	Monthly	8/31/2023	(2,693,859)	-	$(172,087)
TOTAL EQUITY SWAP CONTRACTS								$(172,087)

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Short

Number of		EQUITIES	Percentage of Equity
Shares	Description	Notional Value	Swap's Notional Amount
(1,675)	Invesco QQQ Trust Series 1 ETF	$(618,779)	22.97%
(2,760)	iShares S&P 100 ETF	(571,486)	21.21%
(3,525)	Invesco S&P 500 Equal Weight ETF	(527,480)	19.58%
(5,655)	First Trust US Equity Opportunities ETF	(498,601)	18.51%
(3,130)	Invesco S&P 500 Pure Growth ETF	(477,513)	17.73%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 5 investments.